Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenues Recognition Disclosure [Abstract]
REVENUE RECOGNITION
NOTE 19:-	REVENUE RECOGNITION

The Company adopted ASC 606 on January 1, 2018 for all open contracts at the date of initial application, and applied the standard using modified retrospective approach, with the cumulative effect of applying ASC 606 recognized as an adjustment to the opening retained earnings balance. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period.

The following table includes estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period and are part of a contract that has an original expected duration of more than one year:

	2020	2021	2022 and thereafter
Software license and related revenues and consulting services	$6,632	$1,786	$1,899

Contract balances:

The following table provides information about trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2019	2018

Trade receivables (net of allowance for doubtful accounts)	$96,694	$90,274
Deferred revenues	$8,724	$4,857

Trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended December 31, 2019, the Company recognized $4,857 that was included in deferred revenues (short-term contract liability) balance at January 1, 2019.